Superannuation commitments - Defined benefit balances recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,110	$ 1,938
Fair value of plan assets as at end of year	2,320	2,212
Net surplus/(deficit)	210	274
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	217	289
Defined benefit deficit included in other liabilities	(7)	(15)
Net surplus/(deficit)	$ 210	$ 274
Average duration of the defined benefit obligation	12 years	12 years
Parent Entity
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,062	$ 1,883
Fair value of plan assets as at end of year	2,274	2,167
Net surplus/(deficit)	212	284
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	217	289
Defined benefit deficit included in other liabilities	(5)	(5)
Net surplus/(deficit)	$ 212	$ 284